SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Subsidiaries other than 100% owned Barrick subsidiaries
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2020:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,8]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,8]	Tanzania	Subsidiary	84%	Consolidation
Buzwagi[3,8]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[9,10]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[11]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[11]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[11]	Chile	JV	50%	Equity Method
[1]Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Buzwagi, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 16%, 16%, 16%, 20%, 10.3% and 40%, respectively, that we do not own.
4On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).
5On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.
[6]Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.
[7]Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.
8On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. The Government of Tanzania’s 16% free-carried interest was made effective from January 1, 2020, bringing our ownership down to 84%.
9We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.
10We recognize our share of Porgera on a 47.5% interest basis, reflecting Barrick’s undisputed ownership position prior to April 24, 2020, and the ownership position Barrick is asserting in its legal proceedings in Papua New Guinea court. On August 16, 2019, the special mining lease (the “SML”) at Porgera was terminated and on April 24, 2020, the Government of Papua New Guinea indicated that the SML would not be extended. On October 15, 2020, Barrick Niugini Limited, the majority owner and operator of the Porgera joint venture, and Prime Minister Marape issued a joint press release indicating that they had productive discussions toward mutually acceptable arrangements for a new Porgera partnership to reopen and operate the mine going forward. Efforts to reach a memorandum of agreement are ongoing and, at this time, it is not certain when a binding memorandum of agreement will be reached by the parties or what the final terms will be (including Barrick’s percentage ownership interest in the Porgera mine). For additional information, see note 36.
[11]Barrick has commitments of $653 million relating to its interest in the joint ventures.

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[2]	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2020	38.5%	40%	16%	20%	10.3%	Various
At January 1, 2019	$—	$1,271	$502	$—	$—	$19	$1,792
Acquisitions[1]	5,910	—	—	887	61	(76)	6,782
Share of income (loss)	275	311	(7)	30	(3)	(1)	605
Cash contributed	90	—	—	—	—	50	140
Decrease in non-controlling interest[1]	—	—	(495)	—	—	—	(495)
Disbursements	(236)	(158)	—	(16)	(11)	(8)	(429)
At December 31, 2019	$6,039	$1,424	$—	$901	$47	($16)	$8,395
Share of income (loss)	965	196	57	68	9	(5)	1,290
Cash contributed	—	—	—	—	—	11	11
Increase in non-controlling interest[1]	—	—	251	—	—	—	251
Disbursements	(1,026)	(427)	(45)	(36)	(17)	(27)	(1,578)
At December 31, 2020	$5,978	$1,193	$263	$933	$39	($37)	$8,369
[1]Refer to note 4 for further details.
[2]Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi.

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines		Loulo-Gounkoto		Tongon
	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019
Current assets	$6,111	$10,977	$491	$500	$530	$525	$347	$406	$288	$158
Non-current assets	13,708	15,909	4,342	4,303	1,758	1,160	4,660	4,662	265	424
Total assets	$19,819	$26,886	$4,833	$4,803	$2,288	$1,685	$5,007	$5,068	$553	$582
Current liabilities	636	466	240	428	1,024	1,322	32	234	118	59
Non-current liabilities	1,266	1,217	1,053	932	565	321	567	634	76	106
Total liabilities	$1,902	$1,683	$1,293	$1,360	$1,589	$1,643	$599	$868	$194	$165

	Nevada Gold Mines[1]		Pueblo Viejo		Tanzania Mines[2]		Loulo-Gounkoto		Tongon
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Revenue	$6,299	$2,707	$1,613	$1,409	$1,213	$671	$1,208	$1,007	$507	$384
Income (loss) from continuing operations after tax	2,439	739	418	708	653	86	339	158	83	(29)
Other comprehensive income (loss)	—	—	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$2,439	$739	$418	$708	$653	$86	$339	$158	$83	($29)
Dividends paid to NCI[3]	$1,026	$236	$6	$158	$45	$—	$36	$16	$—	$11

Summarized Statements of Cash Flows

	Nevada Gold Mines[1]		Pueblo Viejo		Tanzania Mines[2]		Loulo-Gounkoto		Tongon
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Net cash provided by operating activities	$3,518	$1,296	$820	$504	$609	$77	$497	$259	$135	$129
Net cash provided by (used in) investing activities	(971)	(539)	(223)	(107)	(181)	(63)	(226)	(130)	(8)	61
Net cash used in financing activities	(2,668)	(379)	(651)	(397)	(270)	(30)	(189)	(80)	(2)	(107)
Net increase (decrease) in cash and cash equivalents	($121)	$378	($54)	$—	$158	($16)	$82	$49	$125	$83
[1] Nevada Gold Mines was formed July 1, 2019 and therefore 2019 results are presented from July 1, 2019 onwards.
[2] Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi. 2019 reflects full year results.
[3] Includes partner distributions.

Joint arrangements
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2020:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,8]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,8]	Tanzania	Subsidiary	84%	Consolidation
Buzwagi[3,8]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[9,10]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[11]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[11]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[11]	Chile	JV	50%	Equity Method
[1]Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Buzwagi, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 16%, 16%, 16%, 20%, 10.3% and 40%, respectively, that we do not own.
4On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).
5On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.
[6]Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.
[7]Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.
8On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. The Government of Tanzania’s 16% free-carried interest was made effective from January 1, 2020, bringing our ownership down to 84%.
9We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.
10We recognize our share of Porgera on a 47.5% interest basis, reflecting Barrick’s undisputed ownership position prior to April 24, 2020, and the ownership position Barrick is asserting in its legal proceedings in Papua New Guinea court. On August 16, 2019, the special mining lease (the “SML”) at Porgera was terminated and on April 24, 2020, the Government of Papua New Guinea indicated that the SML would not be extended. On October 15, 2020, Barrick Niugini Limited, the majority owner and operator of the Porgera joint venture, and Prime Minister Marape issued a joint press release indicating that they had productive discussions toward mutually acceptable arrangements for a new Porgera partnership to reopen and operate the mine going forward. Efforts to reach a memorandum of agreement are ongoing and, at this time, it is not certain when a binding memorandum of agreement will be reached by the parties or what the final terms will be (including Barrick’s percentage ownership interest in the Porgera mine). For additional information, see note 36.
[11]Barrick has commitments of $653 million relating to its interest in the joint ventures.

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2019	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	201	74	12	1	288
Dividends paid	(140)	—	—	(1)	(141)
Shareholder loan repayment/disbursements	—	(1)	—	(3)	(4)
At December 31, 2020	$3,279	$369	$967	$55	$4,670

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Revenue	$1,440	$1,123	$400	$315	$595	$685
Cost of sales (excluding depreciation)	495	460	154	133	380	442
Depreciation	387	435	54	53	143	172
Finance expense	(1)	—	—	1	1	12
Other expense (income)	43	18	4	(2)	32	10
Income before income taxes	$516	$210	$188	$130	$39	$49
Income tax expense	(94)	(16)	(40)	(27)	(15)	(17)
Net income	$422	$194	$148	$103	$24	$32
Total comprehensive income	$422	$194	$148	$103	$24	$32
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Cash and equivalents[1]	$944	$453	$71	$43	$271	$139
Other current assets[2]	131	338	68	67	676	632
Total current assets	$1,075	$791	$139	$110	$947	$771
Non-current assets	4,559	4,623	429	464	1,839	1,823
Total assets	$5,634	$5,414	$568	$574	$2,786	$2,594
Current financial liabilities (excluding trade, other payables & provisions)	$19	$11	$4	$—	$36	$19
Other current liabilities	103	35	59	63	257	99
Total current liabilities	$122	$46	$63	$63	$293	$118
Non-current financial liabilities (excluding trade, other payables & provisions)	42	44	—	150	125	11
Other non-current liabilities	653	648	12	14	545	536
Total non-current liabilities	$695	$692	$12	$164	$670	$547
Total liabilities	$817	$738	$75	$227	$963	$665
Net assets	$4,817	$4,676	$493	$347	$1,823	$1,929
1.Kibali cash and equivalents are subject to various administrative steps before they can be distributed to the joint venture shareholders and are held across three banks in the Democratic Republic of Congo, including two domestic banks.
2.Zaldívar other current assets include inventory of $607 million (2019: $543 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar
Opening net assets	$4,676	$347	$1,929
Income for the period	422	148	24
Dividends paid	(281)	—	—
Disbursements	—	(2)	—
Dividends declared not paid	—	—	(130)
Closing net assets, December 31	$4,817	$493	$1,823
Barrick's share of net assets	2,168	246	977
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,279	$369	$967

Estimated useful lives of major asset categories
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	1 – 34 years
Underground mobile equipment	3 - 7 years
Light vehicles and other mobile equipment	1 - 7 years
Furniture, computer and office equipment	1 - 7 years
Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2020
Net of accumulated depreciation	$7,753	$12,288	$4,100	$24,141
Additions[6]	10	259	1,919	2,188
Capitalized interest	—	—	24	24
Disposals	(24)	(1)	(12)	(37)
Depreciation	(1,219)	(1,146)	—	(2,365)
Impairment reversals	260	412	5	677
Transfers[7]	693	1,757	(2,450)	—
At December 31, 2020	$7,473	$13,569	$3,586	$24,628
At December 31, 2020
Cost	$18,361	$29,901	$15,531	$63,793
Accumulated depreciation and impairments	(10,888)	(16,332)	(11,945)	(39,165)
Net carrying amount – December 31, 2020	$7,473	$13,569	$3,586	$24,628

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2019
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – January 1, 2019	$3,600	$6,258	$2,968	$12,826
Additions[5,6]	298	3,458	1,371	5,127
Capitalized interest	—	—	14	14
Acquisitions[8]	3,473	2,270	1,660	7,403
Divestiture[9]	(127)	(106)	(27)	(260)
Disposals	(22)	—	—	(22)
Depreciation	(1,107)	(907)	—	(2,014)
Impairment reversals (charges)	990	742	(309)	1,423
Transfers[7]	648	573	(1,221)	—
Assets held for sale	—	—	(356)	(356)
At December 31, 2019	$7,753	$12,288	$4,100	$24,141
At December 31, 2019
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – December 31, 2019	$7,753	$12,288	$4,100	$24,141
[1]2019 additions include $85 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019. Additions include $4 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2020 (2019: $49 million). Depreciation includes depreciation for leased right-of-use assets of $21 million for the year ended December 31, 2020 (2019: $25 million). The net carrying amount of leased right-of-use assets was $50 million as at December 31, 2020 (2019: $75 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include $3,422 million of remeasurement gain related to the change in ownership of Turquoise Ridge acquired through the Nevada Joint Venture. Refer to note 4 for further details.
[6]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[7]Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.
[8]Acquisitions include assets acquired as part of the Merger and the establishment of Nevada Gold Mines. Refer to note 4 for further details.
9Relates to the sale of our 50% interest in Kalgoorlie. Refer to note 4 for further details.Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2020	Carrying amount at Dec. 31, 2019
Construction-in-progress[1]	$1,208	$1,009
Acquired mineral resources and exploration potential	786	1,504
Projects
Pascua-Lama	741	754
Norte Abierto	653	649
Donlin Gold	198	184
	$3,586	$4,100
[1]Represents assets under construction at our operating minesites.